NYSE Euronext

[redacted]

10013434

Received SEC
SEP 15 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34866

September 15, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, China Ming Yang Wind Power Group Limited*, American Depositary Shares, each representing one share of Ordinary Shares, par value $0.001 per share and Ordinary Shares, par value $0.001 per share share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 14, 2010. Tentative listing date – October 1, 2010.

*As disclosed in the registration statement on Form S-1 (No. 333-169256) relating to the registrant's initial public offering (the "Registration Statement"), all of the shares of ordinary shares sold in such offering will be sold in the form of depositary shares. Each depositary share represents an ownership interest in one share of ordinary shares. Approximately forty-five days after the effective date of the Registration Statement, each holder of depositary shares will be credited with a number of shares of ordinary shares equal to the number of depositary shares held by such holder on that date, and the depositary shares will be canceled. Until such cancellation of the depositary shares, holders of depositary shares will be entitled to all proportional rights and preferences of the shares of ordinary shares underlying such depositary shares. Accordingly, application is made for listing of the ordinary shares of the registrant, but such shares will not trade until the depositary shares are canceled.

Sincerely,

Ed Mecabe